Bank Loans	12 Months Ended
Jun. 30, 2025
Bank Loans [Abstract]
BANK LOANS
14.	BANK LOANS

Bank loans represent the amounts due to various banks. As of June 30, 2025 and 2024, short-term and long-term bank loans consisted of the following:

a)	Summary of short-term bank loans and current portion of long-term loans are as follows:

	Annual Interest		As of June 30,
	Rate	Maturities	2025	2024
Short-term loans:
ICBC (4)	3.35%	August 26, 2025	628,176
ICBC (4)	3.45%	August 30, 2024		688,023
Xiamen International Bank (1)	4.50%	September 30, 2025	716,120
Xiamen International Bank (1)	4.50%	October 8, 2024		784,346
Bank of Communication(5)	3.65%	September 9, 2025	418,784
Industrial Bank Co., Ltd. (1)	4.60%	December 26, 2024		1,100,837
Industrial Bank Co., Ltd. (1)	4.20%	December 11, 2025	1,116,757
Xiamen Bank (1)	3.50%	June 16, 2025		550,418
Xiamen Bank (3)	3.00%	June 6, 2026	697,973
Bank of China Ltd. (2)	4.05%	May 16, 2025		853,148
Xiamen Rural Bank (6)	3.60%	May 16, 2026	628,176
Xiamen International Bank (1)	4.50%	February 28, 2025		275,210
Xiamen International Bank (1)	4.50%	February 27, 2026	251,270
				-
ICBC	1.18%	December 24, 2025	41,879	-
ICBC	1.13%	December 25, 2025	279,189	-
Subtotal			4,778,324	4,251,982
Long-term loans-current portion:
Bank of China Ltd.(2）	4.35%	May 5, 2027	33,503	33,026
Bank of China Ltd. (2)	4.35%	December 3, 2026	195,432	192,646
Bank of China Ltd. (2）	4.35%	December 31, 2026	192,641	189,894
Bank of China Ltd.(2）	3.90%	May 20, 2028	184,265	-
Bank of China Ltd.(2）	4.00%	January 2, 2028	125,635	-
Total			731,476	$415,566
b)	Summary of long-term bank loans is as follows:

	Annual Interest		As of June 30,
	Rate	Maturities	2025	2024
Long-term loans:
Bank of China Ltd. (2)	4.35%	May 5, 2027	100,508	132,100
Bank of China Ltd. (2)	3.90%	May 20, 2028	737,059
Bank of China Ltd. (2)	4.35%	December 31, 2026	529,762	712,104
Bank of China Ltd. (2)	4.00%	January 2, 2028	471,132
Bank of China Ltd. (2)	4.35%	December 3, 2026	488,581	674,263
Total			2,327,042	$1,518,467

The weighted average interest rate on short-term bank loans outstanding as of June 30, 2025 and 2024 was3.42 % and 4.14%, respectively. The effective interest rate for bank loans was approximately 3.87%, 4.26%, and 4.60% for the fiscal years ended June 30, 2025, 2024, and 2023, respectively. For the fiscal years ended June 30, 2025, 2024, and 2023, interest expenses related to bank loans amounted to $266,378, $241,604, and $226,296, respectively.

(1)	Loans from Xiamen Bank, Industrial Bank Co., Ltd. and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.

(2)	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and Pop Culture, and further pledged by a property of Guangzhou Shuzhi.

(3)	The loan was guaranteed by Mr. Zhuoqin Huang.

(4)	The loan was guaranteed by Pop Culture and Guangzhou Financing Re-guarantee Co., LTD.

(5)	The loan from Bank of Communications was secured by a credit guarantee.

(6)	The loan from Xiamen Rural Bank was guaranteed by Mr. Zhuoqin Huang and his spouse, and was pledged a property of Yi Caishen.

As of June 30, 2025, the Company’s future long-term loan obligations according to the terms of the loan agreement were as follows:

USD
Within 1 year	731,476
1-2 year	1,428,751
2-3 year	898,291
Total	3,058,518